UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09761

The Direxion Insurance Trust
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

Evolution VP All-Cap Equity Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares		Value
	COMMON STOCKS - 89.2%
	Aerospace & Defense - 2.4%
	2,184	BE Aerospace, Inc. (a)	$90,702
	1,985	Ceradyne, Inc. (a)	150,344
	1,001	Honeywell International, Inc.	59,529
	1,721	Precision Castparts Corp.	254,674
	555	Rockwell Collins, Inc.	40,537
	2,468	Spirit Aerosystems Holdings, Inc. (a)	96,104
			691,890
	Air Freight & Logistics - 0.2%
	110	FedEx Corp.	11,522
	872	Ryanair Holdings PLC - ADR (a)	36,197
			47,719
	Airlines - 0.4%
	345	Air France - ADR	12,692
	2,147	UAL Corp. (a)	99,900
			112,592
	Auto Components - 0.6%
	1,467	The Goodyear Tire & Rubber Co. (a)	44,612
	1,220	Johnson Controls, Inc.	144,094
			188,706
	Automobiles - 0.0%
	219	Harley-Davidson, Inc.	10,120

	Beverages - 0.3%
	876	Coca-Cola Femsa SA de CV - ADR	37,589
	720	Hansen Natural Corp. (a)	40,810
			78,399
	Biotechnology - 1.1%
	2,000	Amgen, Inc. (a)	113,140
	1,303	Celgene Corp. (a)	92,917
	797	Cephalon, Inc. (a)	58,229
	6,430	ViroPharma, Inc. (a)	57,227
			321,513
	Building Products - 0.1%
	531	Apogee Enterprises, Inc.	13,774

	Capital Markets - 1.0%
	188	Credit Suisse Group - ADR	12,470
	568	Deutsche Bank AG	72,926
	241	Franklin Resources, Inc.	30,727
	2,194	Morgan Stanley	138,222
	373	Nuveen Investments, Inc.	23,104
	423	T. Rowe Price Group, Inc.	23,557
			301,006
	Chemicals - 1.5%
	688	A. Schulman, Inc.	13,574
	249	E.I. du Pont de Nemours & Co.	12,340
	467	HB Fuller Co.	13,861
	1,501	Monsanto Co.	128,696
	161	PPG Industries, Inc.	12,163
	2,910	Praxair, Inc.	243,742
	188	Rohm & Haas Co.	10,466
			434,842
	Commercial Banks - 2.8%
	251	Allied Irish Banks PLC - ADR	12,166
	2,709	Banco Bradesco SA	79,563
	273	Banco Itau Holding Financeira SA	13,819
	4,746	BanColombia SA	164,449
	466	Bank of America Corp.	23,426
	235	Barclays PLC - ADR	11,426
	747	Central Pacific Financial Corp.	21,812
	4,395	First Commonwealth Financial Corp.	48,609
	815	First Horizon National Corp.	21,728
	970	Frontier Financial Corp.	22,630
	1,838	ICICI Bank Ltd. - ADR	96,899
	706	KeyCorp	22,825
	911	National City Corp.	22,857
	2,404	Regions Financial Corp.	70,870
	870	Uniao de Bancos Brasileiros SA	114,448
	1,430	Wachovia Corp.	71,715
			819,242
	Commercial Services & Supplies - 1.1%
	2,614	Apollo Group, Inc. (a)	157,232
	940	Deluxe Corp.	34,630
	1,150	ITT Educational Services, Inc. (a)	139,943
			331,805
	Communications Equipment - 5.8%
	11,183	Arris Group, Inc. (a)	138,110
	6,665	Cisco Systems, Inc. (a)	220,678
	1,559	CommScope, Inc. (a)	78,324
	4,902	Comtech Telecommunications Corp. (a)	262,208
	5,630	Corning, Inc. (a)	138,779
	1,969	Harris Corp.	113,789
	4,052	Juniper Networks, Inc. (a)	148,344
	3,817	Nokia OYJ - ADR	144,779
	6,046	QUALCOMM, Inc.	255,504
	985	Research In Motion Ltd. (a)	97,072
	2,454	Telefonaktiebolaget LM Ericsson - ADR	97,669
			1,695,256
	Computers & Peripherals - 3.2%
	3,490	Apple Computer, Inc. (a)	535,854
	6,859	EMC Corp. (a)	142,667
	796	International Business Machines Corp.	93,769
	1,924	Novatel Wireless, Inc. (a)	43,579
	906	Palm, Inc. (a)	14,741
	4,426	Western Digital Corp. (a)	112,066
			942,676
	Construction & Engineering - 0.3%
	696	Foster Wheeler Ltd (a)	91,371

	Construction Materials - 0.2%
	224	Florida Rock Industries, Inc.	13,998
	333	Martin Marietta Materials, Inc.	44,472
			58,470
	Consumer Finance - 0.5%
	3,143	SLM Corp.	156,113

	Consumer Services - 0.5%
	2,360	Pre-Paid Legal Services, Inc. (a)	130,886

	Containers & Packaging - 0.2%
	1,200	Rock-Tenn Co. - Class A	34,680
	381	Sealed Air Corp.	9,738
			44,418
	Diversified Financial Services - 0.0%
	275	ING Groep NV - ADR	12,185

	Diversified Telecommunication Services - 0.3%
	3,626	Citizens Communications Co.	51,924
	738	Compania Anonima Nacionl Tel - ADR	10,886
	487	KT Corp. - ADR (a)	12,199
	376	Telecomunicacoes De Sao Paulo	12,201
			87,210
	Electric Utilities - 2.4%
	993	Ameren Corp.	52,132
	1,028	CH Energy Group, Inc.	49,138
	7,186	Companhia Paranaense de Energia-Copel	114,617
	1,318	Consolidated Edison, Inc.	61,023
	1,739	Great Plains Energy, Inc.	50,101
	2,069	Huaneng Power International, Inc. - ADR	109,202
	559	Korea Electric Power Corp. - ADR (a)	12,941
	1,245	Pinnacle West Capital Corp.	49,190
	1,049	Progress Energy, Inc.	49,146
	1,350	The Southern Co.	48,978
	594	TXU Corp.	40,671
	1,981	Westar Energy, Inc.	48,653
			685,792
	Electrical Equipment - 2.8%
	416	Anixter International, Inc. (a)	34,299
	4,108	Avnet, Inc. (a)	163,745
	2,845	Cooper Industries Ltd.	145,351
	839	First Solar, Inc. (a)	98,784
	5,992	LoJack Corp. (a)	113,608
	4,177	Molex, Inc.	112,487
	1,498	Park Electrochemical Corp.	50,303
	2,382	Suntech Power Holdings Co., Ltd - ADR (a)	95,042
			813,619
	Electronic Equipment & Instruments - 1.4%
	2,846	Amphenol Corp. - Class A	113,157
	1,340	Gerber Scientific, Inc. (a)	14,539
	2,383	LG.Philips LCD Company Ltd. - ADR (a)	57,049
	3,676	Solectron Corp. (a)	14,337
	1,134	Sunpower Corp. (a)	93,918
	2,863	Trimble Navigation Ltd. (a)	112,258
			405,258
	Energy Equipment & Services - 5.2%
	389	Atwood Oceanics, Inc. (a)	29,782
	626	Cameron International Corp. (a)	57,774
	1,826	Dril-Quip, Inc. (a)	90,113
	904	ENSCO International, Inc.	50,714
	1,182	GlobalSantaFe Corp.	89,856
	221	Grant Prideco, Inc. (a)	12,049
	349	Helmerich & Payne, Inc.	11,458
	206	Lufkin Industries, Inc.	11,334
	384	Nabors Industries Ltd. (a)	11,816
	1,415	National-Oilwell, Inc. (a)	204,467
	7,729	Noble Corp.	379,107
	1,808	Patterson-UTI Energy, Inc.	40,807
	2,519	Pride International, Inc. (a)	92,069
	1,865	Tenaris SA - ADR	98,136
	503	Tidewater, Inc.	31,609
	2,130	Transocean, Inc. (a)	240,797
	1,086	Unit Corp. (a)	52,562
			1,504,450
	Financial Services - 0.4%
	541	AmeriCredit Corp. (a)	9,511
	2,536	Nasdaq Stock Market, Inc. (a)	95,556
			105,067
	Food & Staples Retailing - 0.1%
	506	The Kroger Co.	14,431
	316	Walgreen Co.	14,928
			29,359
	Food Products - 0.3%
	555	ConAgra Foods, Inc.	14,502
	394	McCormick & Co, Inc.	14,172
	405	Unilever NV - ADR	12,495
	471	Wimm Bill Dann Foods - ADR	51,499
			92,668
	Gas Utilities - 0.3%
	424	Atmos Energy Corp.	12,008
	354	The Laclede Group, Inc.	11,427
	243	New Jersey Resources Corp.	12,051
	2,565	NiSource, Inc.	49,094
	334	South Jersey Industries, Inc.	11,623
			96,203
	Health Care Equipment & Supplies - 2.1%
	120	C.R. Bard, Inc.	10,583
	1,864	Hologic, Inc. (a)	113,704
	3,820	Immucor, Inc. (a)	136,565
	593	Kensey Nash Corp. (a)	15,483
	186	Medtronic, Inc.	10,492
	1,315	Mindray Medical International Ltd - ADR	56,479
	1,855	Stryker Corp.	127,550
	462	SurModics, Inc. (a)	22,643
	2,797	Varian Medical Systems, Inc. (a)	117,166
			610,665
	Health Care Providers & Services - 1.9%
	2,280	CIGNA Corp.	121,501
	2,634	Express Scripts, Inc. (a)	147,030
	1,046	Laboratory Corp of America Holdings (a)	81,829
	1,051	McKesson Corp.	61,788
	3,204	Pharmaceutical Product Development, Inc.	113,550
	159	Wellpoint, Inc. (a)	12,548
			538,246
	Hospital And Medical Service Plans - 0.1%
	405	WellCare Health Plans, Inc. (a)	42,699

	Hotels Restaurants & Leisure - 0.5%
	482	Carnival Corp.	23,343
	527	Jack in the Box, Inc. (a)	34,171
	632	Wynn Resorts Ltd	99,578
			157,092
	Household Durables - 1.3%
	211	Desarrolladora Homex SA de CV - ADR (a)	11,710
	125	Fortune Brands, Inc.	10,186
	5,440	Furniture Brands International, Inc.	55,162
	4,239	Koninklijke Philips Electronics NV - ADR	190,501
	16	NVR, Inc. (a)	7,524
	1,953	Sony Corp. - ADR	93,861
			368,944
	Household Products - 0.1%
	93	Energizer Holdings, Inc. (a)	10,309
	151	The Procter & Gamble Co.	10,621
			20,930
	Independent Power Producers & Energy Traders - 0.3%
	1,124	Constellation Energy Group, Inc.	96,428

	Industrial Conglomerates - 0.9%
	1,131	3M Co.	105,839
	2,268	Textron, Inc.	141,092
			246,931
	Insurance - 2.2%
	1,367	ACE Ltd.	82,799
	3,208	Aegon NV - ADR	61,048
	533	Allianz AG - ADR	12,403
	1,688	Arthur J. Gallagher & Co.	48,901
	1,103	China Life Insurance Company Ltd. - ADR	95,101
	2,979	Fidelity National Title Group, Inc. - Class A	52,073
	166	MBIA, Inc.	10,134
	977	Philadelphia Consolidated Holding Corp. (a)	40,389
	3,157	Xl Cap Ltd	250,035
			652,883
	Internet & Catalog Retail - 1.4%
	3,136	Amazon.com, Inc. (a)	292,118
	2,902	eBay, Inc. (a)	113,236
			405,354
	Internet Software & Services - 2.5%
	3,035	Akamai Technologies, Inc. (a)	87,196
	490	Baidu.com, Inc. - ADR (a)	141,928
	323	Google, Inc. (a)	183,228
	4,102	j2 Global Communications, Inc. (a)	134,258
	1,915	Valueclick, Inc. (a)	43,011
	6,897	Websense, Inc. (a)	136,078
			725,699
	IT Services - 0.3%
	922	Global Payments, Inc.	40,771
	738	Infosys Technologies Ltd - ADR	35,712
			76,483
	Leisure Equipment & Products - 0.4%
	2,009	Fujifilm Holdings Corp. - ADR	92,133
	1,250	Hasbro, Inc.	34,850
			126,983
	Life Sciences Tools & Services - 0.6%
	1,963	Ventana Medical Systems (a)	168,641

	Machinery - 6.6%
	1,082	Barnes Group, Inc.	34,537
	526	Cascade Corp.	34,279
	3,506	Caterpillar, Inc.	274,976
	961	CNH Global N.V.	58,371
	269	Cummins, Inc.	34,402
	1,860	Danaher Corp.	153,841
	2,234	Dover Corp.	113,822
	1,277	Eaton Corp.	126,474
	2,965	Graco, Inc.	115,961
	182	Illinois Tool Works, Inc.	10,854
	2,667	Ingersoll-Rand Company Ltd. - Class A	145,272
	8,461	The Manitowoc Company, Inc.	374,653
	1,886	Paccar, Inc.	160,782
	1,130	Parker Hannifin Corp.	126,368
	1,676	Reliance Steel & Aluminum Co.	94,761
	257	Robbins & Myers, Inc.	14,724
	383	Terex Corp. (a)	34,095
			1,908,172
	Media - 1.1%
	3,430	Discovery Holding Co. (a)	98,955
	2,524	Entercom Communications Corp.	48,789
	272	Gannett Co., Inc.	11,886
	3,952	Grupo Televisa SA - ADR	95,520
	1,603	Lee Enterprises, Inc.	24,959
	393	Meredith Corp.	22,519
	581	Tribune Co.	15,873
			318,501
	Medical Devices - 0.5%
	609	Intuitive Surgical, Inc. (a)	140,070

	Medical Instruments - 0.1%
	522	Zimmer Holdings, Inc. (a)	42,277

	Metals & Mining - 3.9%
	95	Allegheny Technologies, Inc.	10,445
	1,725	Aluminum Corporation of China Ltd. - ADR	120,802
	1,956	AngloGold Ashanti Ltd. - ADR	91,717
	160	Arcelor Mittal - ADR	12,538
	750	BHP Billiton Ltd. - ADR	58,950
	664	Brush Engineered Materials, Inc. (a)	34,455
	881	Cleveland-Cliffs, Inc.	77,502
	543	Companhia Siderurgica Nacional SA - ADR	38,292
	1,418	Freeport-McMoRan Copper & Gold, Inc. - Class B	148,734
	1	Gerdau SA	13
	5,290	Gold Fields Ltd. - ADR	95,696
	7,664	Harmony Gold Mining Co. Ltd. - ADR (a)	91,278
	1,394	Nucor Corp.	82,901
	633	POSCO - ADR (a)	113,161
	42	Rio Tinto PLC - ADR	14,423
	132	RTI International Metals, Inc. (a)	10,462
	4,191	Sterlite Inds India Ltd - ADR (a)	77,534
	387	Ternium Sa - ADR (a)	12,152
	327	United States Steel Corp.	34,642
	666	Worthington Industries, Inc.	15,691
			1,141,388
	Multiline Retail - 0.2%
	985	Kohl's Corp. (a)	56,470

	Multi-Utilities - 0.4%
	2,653	Duke Energy Corp.	49,584
	234	Integrys Energy Group, Inc.	11,988
	1,847	Vectren Corp.	50,405
			111,977
	Multi-Utilities & Unregulated Power - 0.5%
	2,637	Energen Corp.	150,625

	Oil & Gas - 0.5%
	2,196	Range Resources Corp.	89,290
	347	Statoil ASA - ADR	11,770
	763	Sunoco, Inc.	54,005
			155,065
	Oil, Gas & Consumable Fuels - 2.6%
	176	BP PLC - ADR	12,206
	1,824	Cabot Oil & Gas Corp.	64,132
	2,573	Chevron Corp.	240,781
	140	ConocoPhillips	12,288
	1,010	Exxon Mobil Corp.	93,486
	1,601	Marathon Oil Corp.	91,289
	157	Noble Energy, Inc.	10,996
	1,476	Overseas Shipholding Group, Inc.	113,401
	476	Petroleo Brasileiro SA - ADR	35,938
	148	Royal Dutch Shell PLC - ADR	12,163
	173	Valero Energy Corp.	11,622
	865	XTO Energy, Inc.	53,491
			751,793
	Paper & Forest Products - 0.4%
	1,553	Aracruz Celulose SA	114,285
	432	Votorantim Celulose e Papel SA - ADR	12,364
			126,649
	Personal Products - 0.8%
	150	Chattem, Inc. (a)	10,578
	1,912	The Estee Lauder Companies, Inc.	81,183
	856	NBTY, Inc. (a)	34,754
	2,685	USANA Health Sciences, Inc. (a)	117,469
			243,984
	Pharmaceuticals - 1.6%
	4,799	Bradley Pharmaceuticals, Inc. (a)	87,342
	742	Dr. Reddy's Laboratories Ltd. - ADR	12,139
	162	Johnson & Johnson	10,644
	441	Merck & Co., Inc.	22,795
	2,016	Pfizer, Inc.	49,251
	2,030	Shire Pharmaceuticals PLC - ADR	150,179
	2,662	Teva Pharmaceutical Industries Ltd. - ADR	118,379
	221	Wyeth	9,846
			460,575
	Real Estate Investment Trusts - 0.7%
	396	Boston Properties, Inc.	41,145
	1,800	Cousins Properties, Inc.	52,848
	1,791	Equity One, Inc.	48,715
	2,056	National Retail Properties, Inc.	50,125
	1,050	Senior Housing Properties Trust	23,163
			215,996
	Retail - Food - 0.3%
	2,853	Schering Plough Corporation	90,240

	Road & Rail - 0.3%
	123	Burlington Northern Santa Fe Corp.	9,984
	201	Norfolk Southern Corp.	10,434
	525	Union Pacific Corp.	59,356
			79,774
	Semiconductor & Semiconductor Equipment - 6.0%
	2,261	Advanced Energy Industries, Inc. (a)	34,141
	2,337	Altera Corp.	56,275
	4,684	ASML Holding NV - ADR	153,916
	2,803	Atmel Corp. (a)	14,464
	7,944	Diodes, Inc. (a)	255,002
	8,824	Intevac, Inc. (a)	134,125
	1,238	Ja Solar Holdings Co Ltd - ADR (a)	55,648
	4,041	Lam Research Corp. (a)	215,224
	791	LDK Solar Co. Ltd - ADR (a)	54,500
	3,921	Linear Technology Corp.	137,196
	3,542	MEMC Electronic Materials, Inc. (a)	208,482
	8,530	NVIDIA Corp. (a)	309,127
	1,233	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,478
	2,045	Varian Semiconductor Equipment Associates, Inc. (a)	109,448
			1,750,026
	Software - 5.9%
	700	Ansoft Corp. (a)	23,086
	6,766	Autodesk, Inc. (a)	338,097
	5,301	Blackbaud, Inc.	133,797
	765	Business Objects SA - ADR (a)	34,326
	5,109	Cadence Design Systems, Inc. (a)	113,369
	8,535	Compuware Corp. (a)	68,451
	346	FactSet Research Systems, Inc.	23,718
	3,927	Informatica Corp. (a)	61,654
	338	Intuit, Inc. (a)	10,241
	1,742	MICRO Systems, Inc. (a)	113,352
	14,527	Oracle Corp. (a)	314,510
	3,718	Quality Systems, Inc.	136,190
	4,886	Red Hat, Inc. (a)	97,085
	1,989	Salesforce.com, Inc. (a)	102,075
	2,553	SAP AG - ADR	149,784
			1,719,735
	Specialty Retail - 1.3%
	503	Abercrombie & Fitch Co. - Class A	40,592
	4,744	American Eagle Outfitters, Inc.	124,815
	300	Autozone, Inc. (a)	34,842
	438	Bed Bath & Beyond, Inc. (a)	14,945
	1,193	Christopher & Banks Corp.	14,459
	774	Gamestop Corp New (a)	43,615
	1,025	JOS A Bank Clothiers, Inc. (a)	34,255
	676	Men's Wearhouse, Inc.	34,151
	2,130	RadioShack Corp.	44,006
			385,680
	Telecommunication Services - 0.0%
	190	BT Group PLC - ADR	11,938

	Textiles, Apparel & Luxury Goods - 2.5%
	3,564	Coach, Inc. (a)	168,470
	5,592	Crocs, Inc. (a)	376,062
	995	Iconix Brand Group, Inc. (a)	23,671
	995	Nike, Inc. - Class B	58,367
	1,087	Polo Ralph Lauren Corp.	84,514
	705	Timberland Co. (a)	13,367
			724,451
	Thrifts & Mortgage Finance - 0.2%
	2,616	New York Community Bancorp, Inc.	49,835
	435	Radian Group, Inc.	10,127
			59,962
	Tobacco - 0.2%
	6,887	Alliance One International, Inc. (a)	45,041

	Trading Companies & Distributors - 0.5%
	291	MSC Industrial Direct Co., Inc. - Class A	14,722
	1,569	W.W. Grainger, Inc.	143,077
			157,799
	Water Utilities - 0.2%
	1,078	Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	53,253

	Wireless Telecommunication Services - 1.9%
	544	America Movil SA de CV, Series L - ADR	34,816
	2,156	American Tower Corp. - Class A (a)	93,872
	746	China Mobile Hong Kong Ltd. - ADR	61,202
	1,150	Leap Wireless International, Inc. (a)	93,575
	2,176	Mobile TeleSystems - ADR (a)	150,818
	1,266	OAO Vimpel-Communications - ADR	34,233
	438	SK Telecom Co. Ltd. - ADR (a)	13,009
	149	Telephone & Data Systems, Inc.	9,946
	1,549	Vodafone Group PLC - ADR	56,229
			547,700

		TOTAL COMMON STOCKS (Cost $24,155,000)	25,989,728

	INVESTMENT COMPANIES - 7.3%
	7,908	iShares MSCI Emerging Markets Index Fund	1,175,366
	1,912	iShares MSCI Pacific Ex-Japan Index Fund	317,966
	2,658	iShares S&P Latin American 40 Index Fund	638,983
		TOTAL INVESTMENT COMPANIES (Cost $1,971,414)	2,132,315

	Face Amount
	SHORT TERM INVESTMENTS - 3.4%
	MONEY MARKET FUNDS - 3.4%
	$981,921	Federated Prime Obligations Fund - Class I	981,921

		TOTAL SHORT TERM INVESTMENTS (Cost $981,921)	981,921

		TOTAL INVESTMENTS (Cost $27,108,335) - 99.9%	29,103,964
		Other Assets in Excess of Liabilities - 0.1%	24,568
		TOTAL NET ASSETS - 100.0%	$29,128,532

ADR	American Depository Receipt
(a)	Non Income Producing

	Evolution VP All-Cap Equity Fund
	Schedule of Short Futures Contracts
	September 30, 2007 (Unaudited)
				Unrealized
	Contracts			Depreciation
	159	NASDAQ 100 Index FE-Mini Futures Contracts
		Expiring December 2007
		(Underlying Face Amount at Market Value $6,720,135)		$(157,132)

Percentages are stated as a percent of net assets.

	Evolution VP Managed Bond Fund
	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares			Value
INVESTMENT COMPANIES - 58.5%
18,939	Aberdeen Asia-Pacific Income Fund, Inc.		$118,179
13,839	Alliance World Dollar Government Fund II		188,210
15,327	Blackrock Corporate High Yield Fund V		194,040
5,567	Blackrock Corporate High Yield Fund VI		69,755
4,091	Blackrock Floating Rate Income Strategies Fund		69,833
3,977	Blackrock Preferred Income Strategies Fund		70,194
12,546	Calamos Convertible and High Income Fund		192,456
11,188	Calamos Convertible Opportunities and Income Fund		192,434
1,597	Eaton Vance Floating-Rate Income Trust		27,229
14,937	Evergreen Income Advantage Fund		192,239
4,289	Evergreen Managed Income Fund		70,254
1,680	First Trust/Four Corners Senior Floating Rate Income Fund II		27,342
3,848	Flaherty & Crumrine/Claymore Preferred Securities Income Fund		70,111
3,924	ING Prime Rate Trust		27,586
2,305	iShares GS $ InvesTop Corporate Bond Fund		243,154
6,858	iShares Lehman 1-3 Year Treasury Bond Fund		557,761
5,858	iShares Lehman 7-10 Year Treasury Bond Fund		491,311
9,173	iShares Lehman Aggregate Bond Fund		917,483
7,776	iShares Lehman Treasury Inflation Protected Securities Fund		794,085
8,304	MFS Charter Income Trust		69,754
11,425	MFS Intermediate Income Trust		70,035
4,893	Neuberger Berman Income Opportunity Fund		69,921
13,034	Nicholas-Applegate Convertible & Income Fund II		192,252
2,159	Nuveen Floating Rate Income Fund		27,225
6,618	Nuveen Multi-Currency Short-Term Government Income Fund		118,793
16,021	Nuveen Multi-Strategy Income and Growth Fund		192,252
1,516	Pioneer Floating Rate Trust		27,379
11,011	Putnam Premier Income Trust		69,920
13,482	Templeton Emerging Markets Income Fund		190,096
12,383	Templeton Global Income Fund		119,744
3,472	Van Kampen Senior Income Trust		27,672
3,213	Vanguard Total Bond Market ETF		243,160
10,529	Western Asset Emerging Markets Debt Fund		187,837
9,073	Western Asset Emerging Markets Income Fund II Inc		118,221
15,549	Western Asset Global High Income Fund		194,207
24,756	Western Asset High Income Fund II		269,840
30,152	Western Asset High Income Opportunity Fund		195,083
6,006	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund 2		70,210
	TOTAL INVESTMENT COMPANIES (Cost $6,839,059)		6,967,257

SHORT TERM INVESTMENTS - 58.1%
MONEY MARKET FUNDS - 7.8%
927,146	Federated Prime Obligations Fund - Class I		927,146

Face Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
$1,500,000	Federal Home Loan Bank Discount Note,
	4.051%, 10/01/2007		1,500,000

U.S. TREASURY OBLIGATIONS - 37.7%
$4,500,000	U.S. Treasury Bill,
	3.208%, 10/04/2007		4,498,950

	TOTAL SHORT TERM INVESTMENTS (Cost $6,926,096)		6,926,096

	TOTAL INVESTMENTS (Cost $13,765,155) - 116.6%		13,893,353
	Liabilities in Excess of Other Assets - (16.6)%		(1,977,249)
	TOTAL NET ASSETS - 100.0%		$11,916,104

	Evolution VP Managed Bond Fund
	Schedule of Short Swap Contracts
	September 30, 2007 (Unaudited)

	Reference	Number of	Notional	Termination	Unrealized
Counterparty	Entity	Contracts	Amount	Date	Appreciation
Goldman Sachs & Co.	iShares Lehman 20+ Year Treasury Bond	8,600	$ 771,162	9/19/2008	$ 8,832

Percentages are stated as a percent of net assets.

Dynamic VP HY Bond Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares		Value
	COMMON STOCKS - 0.1%
	Oil & Gas - 0.1%
	400	Teekay Corporation	$23,524

		TOTAL COMMON STOCKS (Cost $24,220)	23,524

	Face Amount
	CORPORATE BONDS - 1.8%
	Auto Components - 1.3%
	$500,000	Goodyear Tire & Rubber Co.
		9.140%, 12/01/2009
		(Acquired 11/16/2006, Cost $496,265)(1)(2)	506,250

	Food Products - 0.2%
	100,000	Dole Food Co, Inc.
		7.250%, 06/15/2010	95,000

	Media - 0.0%
	10,000	Primedia, Inc.
		8.000%, 05/15/2013	10,550

	Metals & Mining - 0.3%
	100,000	Novelis, Inc.
		7.250%, 02/15/2015	97,000

		TOTAL CORPORATE BONDS (Cost $701,006)	708,800

	Shares
	SHORT TERM INVESTMENTS - 97.3%
	MONEY MARKET FUNDS - 39.3%
	15,043,607	Federated Prime Obligations Fund - Class I	15,043,607

	Face Amount
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 58.0%
	22,207,000	Federal Home Loan Bank Discount Note,
		4.051%, 10/01/2007	22,207,000

		TOTAL SHORT TERM INVESTMENTS (Cost $37,250,607)	37,250,607

		TOTAL INVESTMENTS (Cost $37,975,833) - 99.2%	37,982,931
		Other Assets in Excess of Liabilities - 0.8%	307,013
		TOTAL NET ASSETS - 100.0%	$38,289,944

Percentages are stated as a percent of net assets.

(1)	144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933,
	as amended. These securities are generally issued toqualified institutional buyers ("QIBs"), such as the
	Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration
	(e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2007, the market
	value of 144A securities was $506,250 or 1.3% of net assets.

(2)	The coupon rate shown on variable rate securities represents rates on September 30, 2007.

	Dynamic VP HY Bond Fund
	Schedule of Futures Contracts
	September 30, 2007 (Unaudited)
			Unrealized
	Contracts		Depreciation
	6	S&P 500 Mini Futures Contracts
		Expiring December 2007
		(Underlying Face Amount at Market Value $461,475)	$(470)

Dynamic VP HY Bond Fund
Schedule of Swap Contracts
September 30, 2007 (Unaudited)

		Market	Notional	Termination	Unrealized
Counterparty	Reference Entity	Value	Amount	Date	Depreciation
Barclays
High Yield	General Motors Corp.	$ 965,480	$ 1,000,000	3/20/2010	$ (33,790)

Barclays
High Yield	S&P Variance Swap	5,060,051	5,089,059	11/16/2007	(29,008)
			$ 6,089,059		$ (62,798)

Dynamic VP HY Bond Fund
Schedule of Credit Default Swaps
September 30, 2007 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Notional	Expiration	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Amount	Date	Depreciation

Bank of America	Dow Jones CDX:
	North American High Yield
	100 8th Index, Effective 03/28/2007	Sell	2.75%	$ 11,000,000	6/20/2012	$ (33,465)

Barclays	Dow Jones CDX:
High Yield	North American High Yield
	100 8th Index, Effective 03/28/2007	Sell	2.75%	2,000,000	6/20/2012	28,120

Goldman Sachs	Dow Jones CDX:
	North American High Yield
	100 8th Index, Effective 03/28/2007	Sell	2.75%	4,000,000	6/20/2012	66,552

Morgan Stanley	Dow Jones CDX:
	North American High Yield
	100 8th Index, Effective 03/28/2007	Sell	2.75%	6,000,000	6/20/2012	50,610

				$ 23,000,000		$ 111,817

Evolution VP Large Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

Evolution VP Small Cap Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

Evolution VP Total Return Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Small Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bear 1.75X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP 10 Year Note Bull 1.75X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Biotech Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Commodity Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Developed Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Dollar Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Emerging Markets Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Equity Income Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Financial Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Financial Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Healthcare Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Japan Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Japan Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Latin America Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Mid Cap Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP NASDAQ-100® Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Oil & Gas Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Precious Metals Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Real Estate Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP S&P 500 ® Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bear 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP Total Market Bull 1.25X Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

VP U.S. Government Money Market Fund
Schedule of Investments
September 30, 2007 (Unaudited)

No investments, Non-operational Fund

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Evolution VP Managed Bond Fund	Evolution VP All-Cap Equity Fund	Dynamic VP HY Bond Fund
Cost of investments	$13,873,662	$27,822,349	$38,019,598
Gross unrealized appreciation	144,635	2,157,621	169,542
Gross unrealized depreciation	(124,944)	(876,006)	(206,209)
Net unrealized appreciation/(depreciation)	$19,691	$1,281,615	$(36,667)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Insurance Trust

By (Signature and Title)      /s/
Daniel O’Neill, President

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/
Daniel O’Neill, President

Date

By (Signature and Title)*   /s/
Todd Kellerman, Chief Financial Officer

Date

* Print the name and title of each signing officer under his or her signature.